Small Company Growth Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 0.8%
Anterix, Inc. (a)	51	$1,921
Bumble, Inc. - Class A (a)	395	2,520
Cargurus, Inc. (a)	1,356	40,721
EverQuote, Inc. - Class A (a)	819	17,273
EW Scripps Co. - Class A (a)	1,190	2,671
Magnite, Inc. (a)	1,747	24,196
MediaAlpha, Inc. - Class A (a)	306	5,542
Shutterstock, Inc.	580	20,514
Townsquare Media, Inc. - Class A	201	2,042
Vimeo, Inc. (a)	1,082	5,464
Vivid Seats, Inc. - Class A (a)	15,426	57,076
Yelp, Inc. (a)	583	20,452
		200,392

Consumer Discretionary - 11.9%
Abercrombie & Fitch Co. - Class A (a)	274	38,333
Academy Sports & Outdoors, Inc.	610	35,600
American Eagle Outfitters, Inc.	137	3,067
America's Car-Mart, Inc. (a)	1,337	56,047
Arhaus, Inc.	9,010	110,913
Boot Barn Holdings, Inc. (a)	2,160	361,325
Brinker International, Inc. (a)	100	7,653
Carvana Co. (a)	128	22,286
Cavco Industries, Inc. (a)	11	4,711
Century Communities, Inc.	419	43,149
Champion Homes, Inc. (a)	3,237	307,029
Cheesecake Factory, Inc.	772	31,305
Coursera, Inc. (a)	436	3,462
Frontdoor, Inc. (a)	929	44,583
Green Brick Partners, Inc. (a)	758	63,308
Hanesbrands, Inc. (a)	374	2,749
Installed Building Products, Inc.	324	79,791
KB Home	118	10,111
Kura Sushi USA, Inc. - Class A (a)(b)	783	63,078
Laureate Education, Inc.	292	4,850
Leslie's, Inc. (a)	369	1,166
Light & Wonder, Inc. (a)	175	15,878
Lovesac Co. (a)	4,098	117,408
M/I Homes, Inc. (a)	33	5,655
OneSpaWorld Holdings Ltd.	17,256	284,896
Peloton Interactive, Inc. - Class A (a)	1,758	8,227
Perdoceo Education Corp.	376	8,362
Portillo's, Inc. - Class A (a)(b)	7,857	105,834
Revolve Group, Inc. (a)	684	16,949
Rush Street Interactive, Inc. (a)	1,301	14,116
Shake Shack, Inc. - Class A (a)	263	27,144
Steven Madden Ltd.	5,219	255,679
Stitch Fix, Inc. - Class A (a)	2,514	7,089
Stride, Inc. (a)	222	18,939
Sweetgreen, Inc. - Class A (a)	411	14,570
Texas Roadhouse, Inc.	2,705	477,703
TopBuild Corp. (a)	295	120,009
Tri Pointe Homes, Inc. (a)	1,332	60,353
Universal Technical Institute, Inc. (a)	6,349	103,235
Urban Outfitters, Inc. (a)	28	1,073
Warby Parker, Inc. - Class A (a)	769	12,558
Wolverine World Wide, Inc.	252	4,390
XPEL, Inc. (a)	106	4,597
Xponential Fitness, Inc. - Class A (a)	239	2,964
		2,982,144

Consumer Staples - 4.7%
BellRing Brands, Inc. (a)	131	7,954
Cal-Maine Foods, Inc.	365	27,317
Chefs' Warehouse, Inc. (a)	2,958	124,266
Coca-Cola Consolidated, Inc.	6	7,898
elf Beauty, Inc. (a)	1,030	112,301
J & J Snack Foods Corp.	1,179	202,929
Lifeway Foods, Inc. (a)	553	14,334
PriceSmart, Inc.	379	34,785
Primo Water Corp.	623	15,731
Sprouts Farmers Market, Inc. (a)	3,056	337,413
SunOpta, Inc. (a)	22,504	143,575
Vita Coco Co., Inc. (a)	4,232	119,808
Vital Farms, Inc. (a)	868	30,441
		1,178,752

Energy - 5.0%
ChampionX Corp.	781	23,547
Dorian LPG Ltd.	127	4,371
Excelerate Energy, Inc. - Class A	12,415	273,254
Magnolia Oil & Gas Corp. - Class A	9,145	223,321
Noble Corp. PLC (b)	596	21,540
Oceaneering International, Inc. (a)	7,342	182,596
Patterson-UTI Energy, Inc.	802	6,135
Permian Resources Corp.	31,713	431,614
REX American Resources Corp. (a)	73	3,379
Riley Exploration Permian, Inc.	96	2,543
Sitio Royalties Corp. - Class A	395	8,232
SM Energy Co.	861	34,414
Weatherford International PLC	303	25,731
		1,240,677

Financials - 7.8%
Artisan Partners Asset Management, Inc. - Class A	1,823	78,972
BancFirst Corp.	277	29,154
Bancorp, Inc. (a)	392	20,972
Cadence Bank	5,148	163,964
Coastal Financial Corp. (a)	989	53,396
Diamond Hill Investment Group, Inc.	41	6,626
Esquire Financial Holdings, Inc.	739	48,190
First BanCorp/Puerto Rico	210	4,446
First Financial Bankshares, Inc.	2,105	77,906
FirstCash Holdings, Inc.	163	18,712
Flywire Corp. (a)	137	2,245
Goosehead Insurance, Inc. - Class A (a)	100	8,930
Hamilton Lane, Inc. - Class A	636	107,096
HCI Group, Inc.	343	36,722
Home BancShares, Inc.	10,597	287,073
HomeTrust Bancshares, Inc.	209	7,123
I3 Verticals, Inc. - Class A (a)	5,878	125,260
LendingTree, Inc. (a)	395	22,922
Marqeta, Inc. - Class A (a)	2,416	11,887
Mercury General Corp.	405	25,507
Mr Cooper Group, Inc. (a)	764	70,426
Nicolet Bankshares, Inc.	110	10,519
NMI Holdings, Inc. - Class A (a)	884	36,412
Oscar Health, Inc. - Class A (a)	921	19,534
Pagseguro Digital Ltd. - Class A (a)	1,288	11,090
Palomar Holdings, Inc. (a)	410	38,815
PROG Holdings, Inc.	498	24,148
Repay Holdings Corp. (a)	18,300	149,328
StepStone Group, Inc. - Class A	935	53,136
Texas Capital Bancshares, Inc. (a)	1,203	85,966
Triumph Financial, Inc. (a)	2,568	204,259
Trupanion, Inc. (a)	476	19,982
Universal Insurance Holdings, Inc.	744	16,487
Upstart Holdings, Inc. (a)(b)	176	7,042
Victory Capital Holdings, Inc. - Class A	1,026	56,840
Virtus Investment Partners, Inc.	26	5,446
World Acceptance Corp. (a)	35	4,129
		1,950,662

Health Care - 28.7%(c)
ACADIA Pharmaceuticals, Inc. (a)	1,658	25,500
Accuray, Inc. (a)	4,488	8,078
ACELYRIN, Inc. (a)	390	1,923
Actinium Pharmaceuticals, Inc. (a)	1,814	3,410
AdaptHealth Corp. (a)	419	4,705
Adaptive Biotechnologies Corp. (a)	1,380	7,066
Addus HomeCare Corp. (a)	227	30,198
ADMA Biologics, Inc. (a)	2,786	55,692
agilon health, Inc. (a)	4,049	15,913
Akero Therapeutics, Inc. (a)	170	4,877
Alkermes PLC (a)	2,925	81,871
Altimmune, Inc. (a)	105	645
ALX Oncology Holdings, Inc. (a)	4,060	7,389
Amicus Therapeutics, Inc. (a)	430	4,592
Amphastar Pharmaceuticals, Inc. (a)	338	16,403
ANI Pharmaceuticals, Inc. (a)	3,479	207,557
Apogee Therapeutics, Inc. (a)	195	11,454
Arcturus Therapeutics Holdings, Inc. (a)	265	6,151
Arcus Biosciences, Inc. (a)	1,825	27,904
Arcutis Biotherapeutics, Inc. (a)	996	9,263
Ardelyx, Inc. (a)	5,351	36,868
Arvinas, Inc. (a)	837	20,615
Astrana Health, Inc. (a)	74	4,288
Aurinia Pharmaceuticals, Inc. (a)	1,883	13,802
Avidity Biosciences, Inc. (a)	449	20,623
Axonics, Inc. (a)	73	5,081
BioCryst Pharmaceuticals, Inc. (a)	2,408	18,301
BioLife Solutions, Inc. (a)	9,319	233,348
Bioventus, Inc. - Class A (a)	606	7,242
Blueprint Medicines Corp. (a)	352	32,560
CareDx, Inc. (a)	1,151	35,940
Castle Biosciences, Inc. (a)	2,485	70,872
Catalyst Pharmaceuticals, Inc. (a)	4,579	91,031
Celldex Therapeutics, Inc. (a)	220	7,478
Cerus Corp. (a)	11,979	20,843
CG oncology, Inc. (a)	457	17,243
Chemed Corp.	473	284,259
Codexis, Inc. (a)	591	1,820
Coherus Biosciences, Inc. (a)	3,531	3,672
Collegium Pharmaceutical, Inc. (a)	752	29,057
Community Health Systems, Inc. (a)	4,052	24,596
CONMED Corp.	2,151	154,700
Corcept Therapeutics, Inc. (a)	713	32,998
Cytokinetics, Inc. (a)	124	6,547
Denali Therapeutics, Inc. (a)	707	20,595
Edgewise Therapeutics, Inc. (a)	6,009	160,380
Embecta Corp.	236	3,328
Enhabit, Inc. (a)	595	4,700
Ensign Group, Inc.	564	81,114
Evolent Health, Inc. - Class A (a)	470	13,292
Evolus, Inc. (a)	107	1,733
EyePoint Pharmaceuticals, Inc. (a)	11,138	88,993
Foghorn Therapeutics, Inc. (a)	324	3,016
Geron Corp. (a)	1,119	5,080
Haemonetics Corp. (a)	712	57,231
Halozyme Therapeutics, Inc. (a)	2,035	116,483
Harmony Biosciences Holdings, Inc. (a)	497	19,880
Harrow, Inc. (a)	604	27,156
Harvard Bioscience, Inc. (a)	45,014	121,088
Health Catalyst, Inc. (a)	14,941	121,620
HealthEquity, Inc. (a)	3,034	248,333
Heron Therapeutics, Inc. (a)(b)	2,116	4,211
Hims & Hers Health, Inc. (a)	1,192	21,957
Ideaya Biosciences, Inc. (a)	85	2,693
Innoviva, Inc. (a)	587	11,335
Insmed, Inc. (a)	275	20,075
Intra-Cellular Therapies, Inc. (a)	385	28,170
Iovance Biotherapeutics, Inc. (a)	1,835	17,231
iRadimed Corp.	1,553	78,100
Joint Corp. (a)	844	9,655
Keros Therapeutics, Inc. (a)	1,315	76,362
Kiniksa Pharmaceuticals International PLC (a)	8,524	213,015
Krystal Biotech, Inc. (a)	388	70,628
Kymera Therapeutics, Inc. (a)	38	1,799
Lantheus Holdings, Inc. (a)	621	68,155
LeMaitre Vascular, Inc.	5,228	485,629
LifeMD, Inc. (a)	1,468	7,692
Ligand Pharmaceuticals, Inc. (a)	263	26,324
Medpace Holdings, Inc. (a)	734	245,009
Mesa Laboratories, Inc.	1,596	207,257
MiMedx Group, Inc. (a)	5,035	29,757
Mind Medicine MindMed, Inc. (a)	821	4,671
ModivCare, Inc. (a)	172	2,456
MoonLake Immunotherapeutics (a)	2,338	117,882
NeoGenomics, Inc. (a)	1,234	18,201
Novavax, Inc. (a)(b)	772	9,750
Novocure Ltd. (a)	332	5,189
Nurix Therapeutics, Inc. (a)	204	4,584
Nuvalent, Inc. - Class A (a)	137	14,015
Option Care Health, Inc. (a)	8,635	270,276
OrthoPediatrics Corp. (a)	7,166	194,270
Ovid therapeutics, Inc. (a)	1,686	1,989
Owens & Minor, Inc. (a)	137	2,150
Pacific Biosciences of California, Inc. (a)	611	1,039
Pacira BioSciences, Inc. (a)	326	4,906
PACS Group, Inc. (a)	527	21,064
Perspective Therapeutics, Inc. (a)	307	4,098
PetIQ, Inc. (a)	228	7,016
Phibro Animal Health Corp. - Class A	154	3,468
Pliant Therapeutics, Inc. (a)	8,184	91,743
Privia Health Group, Inc. (a)	784	14,277
PROCEPT BioRobotics Corp. (a)	103	8,252
Protagonist Therapeutics, Inc. (a)	541	24,345
Prothena Corp. PLC (a)	1,473	24,643
PTC Therapeutics, Inc. (a)	476	17,660
Puma Biotechnology, Inc. (a)	1,791	4,567
Quanterix Corp. (a)	9,773	126,658
RadNet, Inc. (a)	236	16,376
RAPT Therapeutics, Inc. (a)	922	1,853
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	799	5,265
Repligen Corp. (a)	2,000	297,640
Revance Therapeutics, Inc. (a)	505	2,621
REVOLUTION Medicines, Inc. (a)	249	11,292
Rigel Pharmaceuticals, Inc. (a)	601	9,724
RxSight, Inc. (a)	613	30,301
Sage Therapeutics, Inc. (a)	456	3,292
Schrodinger, Inc. (a)	202	3,747
SI-BONE, Inc. (a)	9,557	133,607
Simulations Plus, Inc.	5,995	191,960
Solid Biosciences, Inc. (a)	262	1,826
SpringWorks Therapeutics, Inc. (a)	1,444	46,266
STAAR Surgical Co. (a)	394	14,637
Stoke Therapeutics, Inc. (a)	10,835	133,162
Supernus Pharmaceuticals, Inc. (a)	441	13,750
Surgery Partners, Inc. (a)	635	20,472
Syndax Pharmaceuticals, Inc. (a)	8,070	155,348
Tandem Diabetes Care, Inc. (a)	152	6,446
Tango Therapeutics, Inc. (a)	246	1,894
Tarsus Pharmaceuticals, Inc. (a)	93	3,059
Taysha Gene Therapies, Inc. (a)	49,102	98,695
TG Therapeutics, Inc. (a)	2,412	56,417
TransMedics Group, Inc. (a)	350	54,950
Twist Bioscience Corp. (a)	309	13,961
UFP Technologies, Inc. (a)	179	56,689
Utah Medical Products, Inc.	75	5,018
Vaxcyte, Inc. (a)	214	24,454
Veracyte, Inc. (a)	219	7,455
Vericel Corp. (a)	1,133	47,869
Viking Therapeutics, Inc. (a)	308	19,499
WaVe Life Sciences Ltd. (a)	356	2,919
Xenon Pharmaceuticals, Inc. (a)	2,791	109,882
XOMA Royalty Corp. (a)	133	3,522
Zentalis Pharmaceuticals, Inc. (a)	2,259	8,313
Zymeworks, Inc. (a)	9,596	120,430
		7,157,231

Industrials - 17.9%
AAON, Inc.	2,620	282,541
ACV Auctions, Inc. - Class A (a)	773	15,715
AeroVironment, Inc. (a)	87	17,444
AerSale Corp. (a)	2,414	12,191
Alamo Group, Inc.	179	32,243
American Superconductor Corp. (a)	221	5,216
Apogee Enterprises, Inc.	667	46,700
Argan, Inc.	918	93,113
Aris Water Solutions, Inc. - Class A	12,116	204,397
Array Technologies, Inc. (a)	901	5,947
AZEK Co., Inc. (a)	3,760	175,968
Barrett Business Services, Inc.	97	3,639
Beacon Roofing Supply, Inc. (a)	701	60,587
Blue Bird Corp. (a)	2,283	109,493
Brookfield Business Corp.	234	5,927
Casella Waste Systems, Inc. - Class A (a)	3,385	336,774
Chart Industries, Inc. (a)	136	16,883
Cimpress PLC (a)	87	7,127
Columbus McKinnon Corp.	3,458	124,488
Comfort Systems USA, Inc.	120	46,842
Construction Partners, Inc. - Class A (a)	448	31,270
Costamare, Inc.	233	3,663
CSW Industrials, Inc.	105	38,471
Dycom Industries, Inc. (a)	121	23,849
EMCOR Group, Inc.	6	2,583
ESCO Technologies, Inc.	65	8,384
ExlService Holdings, Inc. (a)	2,495	95,184
Exponent, Inc.	274	31,587
Federal Signal Corp.	3,527	329,633
Fluor Corp. (a)	308	14,695
FTAI Aviation Ltd.	282	37,478
Granite Construction, Inc.	273	21,643
Griffon Corp.	512	35,840
Healthcare Services Group, Inc. (a)	967	10,801
Huron Consulting Group, Inc. (a)	408	44,350
John Bean Technologies Corp.	228	22,460
Limbach Holdings, Inc. (a)	136	10,303
Maximus, Inc.	61	5,683
Mayville Engineering Co., Inc. (a)	11,691	246,446
Montrose Environmental Group, Inc. (a)	103	2,709
MSA Safety, Inc.	1,260	223,448
Mueller Industries, Inc.	1,266	93,811
Mueller Water Products, Inc. - Class A	4,734	102,728
NEXTracker, Inc. - Class A (a)	100	3,748
Parsons Corp. (a)	202	20,943
Paylocity Holding Corp. (a)	995	164,145
Pitney Bowes, Inc.	5,799	41,347
Powell Industries, Inc.	179	39,736
Primoris Services Corp.	71	4,124
Saia, Inc. (a)	275	120,247
Simpson Manufacturing Co., Inc.	580	110,937
Sterling Infrastructure, Inc. (a)	400	58,008
Sun Country Airlines Holdings, Inc. (a)	277	3,105
TPI Composites, Inc. (a)(b)	2,299	10,460
Transcat, Inc. (a)	264	31,883
Trinity Industries, Inc.	1,255	43,724
UFP Industries, Inc.	416	54,583
Upwork, Inc. (a)	2,298	24,014
Viad Corp. (a)	2,581	92,477
WillScot Mobile Mini Holdings Corp. (a)	7,640	287,264
WNS Holdings Ltd. (a)	5,261	277,307
Zurn Elkay Water Solutions Corp.	887	31,879
		4,460,185

Information Technology - 17.6%
908 Devices, Inc. (a)	10,284	35,685
ACI Worldwide, Inc. (a)	468	23,821
ACM Research, Inc. - Class A (a)	573	11,632
Advanced Energy Industries, Inc.	13	1,368
Agilysys, Inc. (a)	364	39,665
Alarm.com Holdings, Inc. (a)	452	24,711
Alkami Technology, Inc. (a)	65	2,050
Appfolio, Inc. - Class A (a)	1,241	292,131
Arlo Technologies, Inc. (a)	661	8,005
Arteris, Inc. (a)	20,081	155,025
AvePoint, Inc. (a)	727	8,557
Axcelis Technologies, Inc. (a)	564	59,135
Backblaze, Inc. - Class A (a)	2,208	14,109
Badger Meter, Inc.	525	114,665
Bel Fuse, Inc. - Class B	2,131	167,305
Belden, Inc.	83	9,722
BlackLine, Inc. (a)	774	42,678
CEVA, Inc. (a)	9,099	219,741
Cleanspark, Inc. (a)	1,011	9,443
Clear Secure, Inc. - Class A	1,089	36,089
Clearwater Analytics Holdings, Inc. - Class A (a)	182	4,595
CommVault Systems, Inc. (a)	609	93,695
Credo Technology Group Holding Ltd. (a)	589	18,141
DigitalOcean Holdings, Inc. (a)	802	32,393
DoubleVerify Holdings, Inc. (a)	5,652	95,180
ePlus, Inc. (a)	11	1,082
Fabrinet (a)	508	120,112
FormFactor, Inc. (a)	798	36,708
Guidewire Software, Inc. (a)	2,320	424,421
Harmonic, Inc. (a)	1,361	19,830
Impinj, Inc. (a)	257	55,646
indie Semiconductor, Inc. - Class A (a)	11,861	47,325
Insight Enterprises, Inc. (a)	121	26,062
InterDigital, Inc.	194	27,476
Itron, Inc. (a)	918	98,052
Jamf Holding Corp. (a)	152	2,637
MARA Holdings, Inc. (a)	864	14,014
N-able, Inc. (a)	1,076	14,053
Napco Security Technologies, Inc.	1,093	44,223
OneSpan, Inc. (a)	1,551	25,855
Onto Innovation, Inc. (a)	72	14,944
OSI Systems, Inc. (a)	63	9,565
PDF Solutions, Inc. (a)	8,810	279,101
Pegasystems, Inc.	6,660	486,779
Photronics, Inc. (a)	623	15,425
Porch Group, Inc. (a)	1,401	2,151
PROS Holdings, Inc. (a)	5,069	93,878
Q2 Holdings, Inc. (a)	413	32,945
Qualys, Inc. (a)	620	79,645
Radware Ltd. (a)	3,699	82,414
Rambus, Inc. (a)	541	22,841
Rapid7, Inc. (a)	344	13,722
Red Violet, Inc. (a)	368	10,470
Research Solutions, Inc./CA (a)	1,860	5,078
Sapiens International Corp. NV	1,229	45,805
SEMrush Holdings, Inc. - Class A (a)	1,570	24,665
SiTime Corp. (a)	23	3,945
Sprout Social, Inc. - Class A (a)	310	9,012
SPS Commerce, Inc. (a)	337	65,435
Tenable Holdings, Inc. (a)	1,406	56,971
Varonis Systems, Inc. (a)	531	30,002
Veeco Instruments, Inc. (a)	3,411	113,006
Verint Systems, Inc. (a)	435	11,019
Workiva, Inc. (a)	4,868	385,156
Yext, Inc. (a)	2,425	16,781
Zeta Global Holdings Corp. - Class A (a)	268	7,994
Zuora, Inc. - Class A (a)	778	6,706
		4,402,492

Materials - 2.6%
ATI, Inc. (a)	342	22,883
Balchem Corp.	55	9,680
Cabot Corp.	474	52,979
Carpenter Technology Corp.	81	12,926
Century Aluminum Co. (a)	725	11,767
Ferroglobe Representation & Warranty Insurance Trust (a)(d)	840	0
Hawkins, Inc.	447	56,979
Hecla Mining Co.	3,007	20,057
Kaiser Aluminum Corp.	255	18,493
Materion Corp.	1,536	171,817
Quaker Chemical Corp.	1,209	203,704
Sylvamo Corp.	701	60,181
		641,466

Real Estate - 0.5%
Compass, Inc. - Class A (a)	2,901	17,725
DigitalBridge Group, Inc.	1,013	14,314
Opendoor Technologies, Inc. (a)	2,683	5,366
Real Brokerage, Inc. (a)	7,246	40,215
Redfin Corp. (a)	2,215	27,754
St Joe Co.	428	24,957
		130,331

Utilities - 0.2%
Brookfield Infrastructure Corp. - Class A	561	24,364
Otter Tail Corp.	513	40,096
		64,460
TOTAL COMMON STOCKS (Cost $19,180,669)		24,408,792

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Alexander's, Inc.	234	56,712
Armada Hoffler Properties, Inc.	583	6,314
Essential Properties Realty Trust, Inc. (b)	599	20,456
Gladstone Commercial Corp.	743	12,066
National Health Investors, Inc.	511	42,955
Phillips Edison & Co., Inc.	242	9,126
Ryman Hospitality Properties, Inc.	54	5,791
Saul Centers, Inc.	124	5,203
UMH Properties, Inc.	602	11,841
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $142,586)		170,464

TOTAL INVESTMENTS - 98.4% (Cost $19,323,255)		24,579,256
Money Market Deposit Account - 2.7% (e)(f)		667,301
Liabilities in Excess of Other Assets - (1.1)%		(276,594)
TOTAL NET ASSETS - 100.0%		$24,969,963

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $227,701 which represented 0.9% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily.
The rate as of September 30, 2024 was 4.74%.

(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $234,131 which represented 0.9% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Small Company Growth Portfolio has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$24,408,792	$–	$–	(a)	$24,408,792
Real Estate Investment Trusts	170,464	–	–		170,464
Total Investments	$24,579,256	$–	$–	(a)	$24,579,256

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.